Mezzanine Equity and Equity (Tables)	6 Months Ended
Jun. 30, 2023
Mezzanine Equity and Equity [Abstract]
Schedule of Stock by Class	The table below reflects share information about the Company’s capital stock as of June 30, 2023.
	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	500,000,000	17,301,489	(1,250,000)	16,051,489
Class B Common Stock	$0.0001	100,000,000	10,566	—	10,566
Class C Common Stock	$0.0001	100,000,000	70,640,188	—	70,640,188
Series A Preferred Stock	$0.0001	25,000,000	26,000	—	26,000
Total shares		725,000,000	87,978,243	(1,250,000)	86,728,243